Consolidated Balance Sheets (Parenthetical) - $ / shares shares in Thousands	Dec. 31, 2017	Dec. 31, 2016
Common Stock, No Par Value	$ 0	$ 0
Common Stock, Shares, Issued	173,573,572	153,045,408
Common Stock, Shares, Outstanding	173,573,572	153,045,408